Equity (Tables)	12 Months Ended
Dec. 31, 2018
Equity
Schedule of share capital

	Common Shares
Shareholder	Number	(%)
Suzano Holding S.A.	367,612,234	33.24%
Controlling Shareholders	185,693,440	16.80%
Subtotal	553,305,674	50.04%
Management	69,918,251	6.32%
Treasury	12,042,004	1.09%
BNDESPAR	75,909,985	6.86%
Mondrian Investment Partners	72,878,900	6.59%
Other shareholders	321,771,331	29.10%
Total	1,105,826,145	100.00%

Schedule of treasury shares

						Average price
	Number of shares					per share
	Ordinary	Pref. A	Pref. B	Total	R$	(R$)
Balance on December 31, 2016	6,786,194	8,846,932	1,912,532	17,545,658	273,665	15.60
Shares sold (a)	—	(1,800,000)	—	(1,800,000)	(15,552)	8.64
Shares transferred (b)	7,055,810	(7,055,810)	—	—	—	—
Shares canceled (c)	—	—	(1,912,532)	(1,912,532)	(17,107)	8.94
Repurchase of shares (d)	—	8,878	—	8,878	82	9.24
Balance on 12/31/2017	13,842,004	—	—	13,842,004	241,088	17.42
Shares sold (a)	(1,800,000)	—	—	(1,800,000)	(22,823)	12.68
Balance on 12/31/2018	12,042,004	—	—	12,042,004	218,265	18.13
(a)	Treasury shares used to meet the share-based compensation plan (Note 23).
(b)

On September 29, 2017, the Company approved the proposal for migration to the Novo Mercado Listing Segment of B3 S.A. — Brasil, Bolsa, Balcão (“B3”) and the consequent conversion of all preferred shares issued by the Company into common shares at the ratio of one (1) preferred share, class “A” or class “B”, for one (1) common share.

(c)	On April 28, 2017, the Annual and Extraordinary Shareholders Meeting approved the cancellation of 1,912,532 class “B” preferred shares.
(d)	Repurchase of shares related to withdrawal rights exercised by shareholders who did not adhere to the conversion of preferred shares to common shares.

Schedule of other reserves

			Exchange
	Conversion of		variation/
	debentures -	Actuarial	Conversion
	5th issue	gains/losses (a)	reserves	Deemed cost (a)	Total
Balances on December 31, 2016	(45,745)	(55,503)	(11,384)	2,427,199	2,314,567
Actuarial losses net of deferred income and social contribution taxes	—	2,754	—	—	2,754
Gains from conversion of operations abroad	—	—	38,006	—	38,006
Partial realization of cost adjustment attributed to assets, net of deferred income and social contribution taxes	—	—	—	(56,999)	(56,999)
Balances on December 31, 2017	(45,745)	(52,749)	26,622	2,370,200	2,298,328
Actuarial gain of deferred income tax and social contribution	—	(45,741)	—	—	(45,741)
Gains from conversion of operations abroad	—	—	137,546	—	137,546
Partial realization of cost adjustment attributed to assets, net of deferred income and social contribution taxes	—	—	—	(68,424)	(68,424)
Balances on December 31, 2018	(45,745)	(98,490)	164,168	2,301,776	2,321,708
(a)	Net of deferred tax effects

Schedule of basic earnings (losses) per share

	12/31/2018	12/31/2017	12/31/2016

Earnings attributed to shareholders	319,814	1,820,994	1,677,815

Weighted average number of shares in the year	1,105,826	1,106,297	1,107,739
Weighted average treasury shares	(12,333)	(14,597)	(17,696)
Weighted average number of outstanding shares	1,093,493	1,091,700	1,090,043

Total basic earnings per common share	0.29236	1.66804	1.53922

Schedule of diluted earnings (losses) per share

	12/31/2018	12/31/2017	12/31/2016

Earnings attributed to shareholders	319,814	1,820,994	1,677,815

Weighted average number of shares in the year	1,093,493	1,091,700	1,090,043
Adjustment by stock options	1,386	2,428	3,493
Weighted average number of shares (diluted)	1,094,879	1,094,128	1,093,536

Total diluted earnings per common share	0.29199	1.66433	1.53430

Schedule of allocation of net income and dividends

On December 31, 2018, based on the criteria defined in the bylaws, mandatory minimum dividends were determined based on item i)

12/31/2018
Net income for the year	318,339
Accrual of legal reserve – 5%	(15,917)
Accrual of reserve for tax incentives	(288,557)
Dividend calculation base	13,865

Minimum mandatory dividends – 25%	3,466

As a proposal of the Management, the amount of R$ 600,000 of total dividends will be submitted to Annual General Meeting/Extraordinary approval. The portion exceeding the mandatory minimum dividends, if approved, will be allocated to the profit reserves.

On December 31, 2017, the Company calculated dividends as follows:

12/31/2017

Net Income for the year	1,807,433
Accrual of legal reserve - 5%	(90,372)
Accrual of reserve for tax incentives	(196,604)
Dividend calculation base	1,520,457
Minimum mandatory dividends - 25%	380,115

Dividends paid in advance as interest on own capital	(199,835)
180,280

The Company revised the calculation of the proposed dividends for the fiscal year ended December 31, 2017 as follows:

Article 26, c), i)

Net Income under statutary book for the year	1,807,433

Net Income Allocation:
Legal Reserve 5% - Art. 31, "a" of the Bylaws and Art. 193 of Federal Law 6,404/76	90,372
Tax Incentive Result (Profit from Exploration) Art. 19 of Decree 1,598/77	196,604

Dividend distribution base	1,520,458

Proposed dividends	380,115
Interest on own capital	199,835
(-) Withholding Income Tax on interest on own capital	(29,975)
Minimum mandatory dividends payable	210,255

Article 26, c), ii)

Net Income under statutary book for the year	1,807,433
(-) Financial income	(379,049)
(+) Financial expenses	1,397,889

(+) Depreciation/Amortization/Depletion	1,402,778

(+) IRPJ / CSLL	431,632
EBITDA	4,660,683
(-) Fair Value of Biological Assets	(192,504)
(+) Other non-recurring adjustments	146,720
Adjusted EBITDA*	4,614,899

(-) Sustaining CAPEX	(1,099,771)
Operating Cash Generation - GCO	3,515,128

Dividends - Art 26, "c" of the Bylaws	351,513

Interest on equity	199,835
(-) Withholding Income Tax on interest on own capital	(29,975)
Minimum mandatory dividends payable	181,653